OTHER LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mexico country [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	$ 1,933	$ 1,473
Bolivia country [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	$ 9,694	$ 11,311